Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 6. COMMITMENTS AND CONTINGENCIES

Leases

We lease our primary office space and also lease additional office space in two locations. Our primary office space lease started January 1, 2011 and expires December 31, 2017, and the two additional office space leases have terms of six months or less. In addition, we pay certain facility operating costs as a portion of rent expense. During the first quarter of 2011, we commenced improvements to the Denver office and completed these improvements during the second quarter of 2011. The landlord provided a $245,000 allowance for tenant improvements and a rent abatement that is recognized on a straight-line basis over the life of the lease.

Additionally, we entered into leases for medical office space at one of our managed properties that we sublease out to medical professionals who need temporary office space. These leases and subleases have terms of one year or less. For the three months ended March 31, 2013 and 2012, rent expense associated with these leases recorded in “Direct costs of revenue” on the Condensed Consolidated Statements of Operations was $18,973 and $13,636, respectively.

For the three months ended March 31, 2013 and 2012, the amount recorded as rent expense in “Selling, general and administrative” on the Condensed Consolidated Statements of Operations was $61,930 and $59,531, respectively. The difference between the amount paid and the amount expensed is recorded as a deferred amount in “Deferred rent and other liabilities” in the Condensed Consolidated Balance Sheets. As of March 31, 2013 and December 31, 2012, those amounts were $358,934 and $371,156, respectively.

Future minimum lease payments under these operating leases are as follows:

Year:	Amount
Remainder of 2013	$256,259
2014	271,553
2015	277,587
2016	289,656
2017	301,725
Remaining	—
Total minimum lease payments	$1,396,780

Contingent Consideration

Pursuant to the terms of a reverse merger with CapTerra Financial Group, Inc. completed in September 2010 (the “Acquisition”), we are required to have a specified amount of net operating loss carryforwards (“NOLs”) that are not subject to limitation or restriction under Section 382(a) of the Internal Revenue Code for state and Federal income tax purposes which will be available for use through January 1, 2014. If the NOLs become subject to limitation under Section 382(a), we will be required to issue up to an additional 8,000,000 shares of Common Stock (the “NOL Shares”) to the seller. If required, the NOL Shares will be issued to each former NexCore Group LP partner in proportion to the amount of shares such partner received pursuant to the reverse merger. The determination of our NOLs will be based on our Federal income tax return for the year ending December 31, 2013. As of March 31, 2013, we do not consider the issuance of the NOL Shares to be probable. As such, we did not record any contingent consideration for possible issuance of these shares as of March 31, 2013 or December 31, 2012.

Redemption of Noncontrolling Interests

Commencing on November 1, 2013, we have the right to redeem the 10% interest in our operating limited partnership held by NexCore Partners Inc. The redemption price will be (i) the fair market value of the Company at the redemption date less the fair market value of any capital stock issued by us after September 29, 2010 divided by (ii) 0.9 multiplied by (iii) 0.1. The redemption price is payable either in shares of Common Stock or cash at our discretion. If we do not exercise this redemption right by November 1, 2014, then NexCore Partners Inc. has the right to require us to redeem this interest at the same price.

NOTE 8. COMMITMENTS AND CONTINGENCIES

Guaranties

We executed project completion guaranties with U.S. Bancorp (“US Bank”) and Wells Fargo Bank, N.A. (“Wells Fargo”) on behalf of subsidiaries owned by our unconsolidated affiliate, Venture I, in connection with construction loans for three development projects during 2010 and 2011. The guaranty agreements unconditionally guaranteed the banks that the projects would be completed, all costs would be paid, and that each property would be free and clear of all liens prior to the release of its specific guaranty. As of December 31, 2012, the three projects were completed and the associated guaranties were released.

Leases

We lease our primary office space and also lease additional office space in two locations. Our primary office space lease started January 1, 2011 and expires December 31, 2017, and the two additional office space leases have terms of six months or less. In addition, we pay certain facility operating costs as a portion of rent expense. During the first quarter of 2011, we commenced improvements to the Denver office and completed these improvements during the second quarter of 2011. The landlord provided a $245,000 allowance for tenant improvements and a rent abatement that is recognized on a straight-line basis over the life of the lease.

For the years ended December 31, 2012 and 2011, the amount recorded as rent expense in “Selling, general and administrative” on the Consolidated Statements of Operations was $242,475 and $259,454, respectively. The difference between the amount paid and the amount expensed is recorded as a deferred amount in “Deferred rent and other liabilities” in the Consolidated Balance Sheets. As of December 31, 2012 and December 31, 2011, those amounts were $371,156 and $325,508, respectively.

Future minimum lease payments under these operating leases are as follows:

Year:	Amount
2013	$271,952
2014	271,553
2015	277,587
2016	289,656
2017	301,725
Remaining	—
Total minimum lease payments	$1,412,473

Contingent Consideration

Pursuant to the Acquisition, we are required to have a specified amount of net operating loss carryforwards (“NOLs”) that are not subject to limitation or restriction under Section 382(a) of the Internal Revenue Code for state and Federal income tax purposes which will be available for use during the period from the date of the Acquisition through January 1, 2014. If the NOLs become subject to limitation under Section 382(a) we will be required to issue up to an additional 8,000,000 shares of Common Stock (the “NOL Shares”) to the seller. If required, the NOL Shares will be issued to each former NexCore Group LP partner in proportion to the amount of shares such partner received pursuant to the Acquisition. The determination of our NOLs will be based on our Federal income tax return for the year ending December 31, 2013. As of December 31, 2012, we do not consider the issuance of the NOL Shares to be probable. As such, we did not record any contingent consideration for possible issuance of these shares as of December 31, 2012 or December 31, 2011.